STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038

December 3, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Investment Funds
File Numbers: 33-08214 and 811-04813

Ladies and Gentlemen:

On behalf of Dreyfus/The Boston Company Emerging Markets Core Equity Fund (the "Fund"), a series of Dreyfus Investment Funds (the "Trust"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's definitive proxy statement (the "Definitive Proxy Statement").

The Definitive Proxy Statement is marked to show changes made primarily in response to comments of the Commission's staff (the "Staff") that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on November 21, 2013 on the Fund's preliminary proxy statement filed on November 8, 2013.  The Fund's definitive proxy materials are being mailed to shareholders of record on or about December 16, 2013.

For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated below in their entirety, and the Fund's response is set out immediately following each comment.

Shareholder Letter

1.
Staff Comment:  As stated in the penultimate sentence of the second paragraph, "[t]he Fund normally would invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities (or other instruments with similar economic characteristics) of companies located, organized, or with a majority of assets or business in emerging market countries, including underlying funds that invest in such securities" (emphasis added) (the "Proposed 80% Policy").  Please clarify that the Proposed 80% Policy will not change (e.g., by changing "would" to "will continue to") if the proposed changes to the Fund's investment strategy are implemented as described in the proxy statement.

Response:  The Fund's policy with respect to the investment of 80% of its assets will change.  Currently, "the [F]und normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are located in foreign countries represented in the Morgan Stanley Capital International Emerging Markets Index (MSCI® EM Index)" (the "Current 80% Policy").  The Proposed 80% Policy differs from the Current 80% Policy in that it (i) expands the set of companies included from those located in emerging markets countries to those located, organized or with a majority of assets or business in emerging market countries, and (ii) explicitly includes investments in underlying funds that invest in securities described in the Proposed 80% Policy.

Proxy Statement

2.
Staff Comment:  The third sentence of the first paragraph under the heading "Introduction" states that the Fund will "consider emerging market countries to include all countries represented in the Morgan Stanley Capital International Emerging Markets Index (MSCI® EM Index), the Fund's benchmark index."  Please clarify whether the Fund will consider emerging market countries to be only those included in the MSCI® EM Index.  If not, please explain why the phrase "companies located, organized, or with a majority of assets or business in emerging market countries" is sufficient for purposes of the Proposed 80% Policy.

Response:  The referenced sentence has been revised as follows:

The Fund will consider emerging market countries to be all countries represented in the Morgan Stanley Capital International Emerging Markets Index (MSCI® EM Index), the Fund's benchmark index.

3.	Staff Comment: With respect to each of the proposals, please confirm whether the Trust's Board of Trustees (the "Board") unanimously approved the proposal.

Response:  One Trustee was not present at the Board meeting at which the proposals were approved.  Each Trustee that was present at the Board meeting voted to approve each proposal.

4.
Staff Comment:  With respect to proposals 1 and 2, which relate to approving sub-investment advisory contracts, please confirm that, for each proposal, the disclosure in the second paragraph under the heading "Considerations of the Board" includes all material considerations of the Board.

Response:  The disclosure in the referenced paragraphs includes all material considerations of the Board.

5.
Staff Comment:  With respect to proposal 4, which relates to revising the Fund's fundamental investment restriction on investing in derivatives, please confirm that any additional risk arising from the change in the investment restriction will be disclosed in the Fund's prospectus.

Response:  We have been advised by Fund management that any additional risk arising from the change in the investment restriction with respect to investing in derivatives will be disclosed in the Fund's prospectus.

6.
Staff Comment:  With respect to proposal 6, which relates to revising, for purposes of clarification, the Fund's fundamental investment restriction on making loans, please confirm that the change in the investment restriction will not have any substantive impact on the Fund.

Response:  We have been advised by Fund management that the change in the investment restriction with respect to making loans will not have any substantive impact on the Fund.

7.
Staff Comment:  With respect to proposal 7, which relates to removing, for purposes of avoiding confusion, the Fund's fundamental investment restriction on margin, please confirm that the removal of the investment restriction will not have any substantive impact on the Fund.

Response:  We have been advised by Fund management that the removal of the investment restriction with respect to margin will not have any substantive impact on the Fund.

*     *     *     *     *     *     *     *

We hope the Staff finds that this letter and the revisions in the Definitive Proxy Statement are responsive to the Staff's comments.  The Trust's Tandy certification is filed herewith.  Should members of the Staff have any questions or comments regarding the Definitive Proxy Statement, they should call the undersigned at 212.806.6638 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Lauren Connolly
Lauren Connolly

cc:     Janna Manes

DREYFUS INVESTMENT FUNDS
c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

December 3, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Investment Funds
File Numbers: 33-08214 and 811-04813

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus/The Boston Company Emerging Markets Core Equity Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in this filing;

•	Staff comments or changes to disclosure in response to Staff comments in this filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS INVESTMENT FUNDS

By:  /s/ Jeff Prusnofsky
       Jeff Prusnofsky
       Vice President